Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0002137634
Registrant Name	MAO SHAN HUANG HOLDINGS LIMITED
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A